Debt	9 Months Ended
Sep. 30, 2024
Disclosure of long term debt [abstract]
Debt	DEBT
The Federal Revenue Law applicable to PEMEX as of January 1, 2024, published in the Official Gazette of the Federation on November 13, 2023, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 138,119,100 and an external net debt up to U.S.$3,726,500. PEMEX can incur additional domestic or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.

The Board of Directors approves the terms and conditions for the incurrence of obligations that constitute public debt of Petróleos Mexicanos for each fiscal year, in accordance with the Petróleos Mexicanos Law and the Reglamento de la Ley de Petróleos Mexicanos (Regulations to the Petróleos Mexicanos Law). The terms and conditions are promulgated in accordance with the guidelines approved by the SHCP for Petróleos Mexicanos for the respective fiscal year.

During the period from January 1 to September 30, 2024, PEMEX participated in the following financing activities:

•On April 12, 2024, Petróleos Mexicanos entered into a Ps.5,000,000, credit facility bearing interest at a floating rate linked to 91-day TIIE plus a margin of 400 basis points, maturing in April 2025. As of September 30, 2024 the available amount was Ps.1,000,000.

•On April 18, 2024, Petróleos Mexicanos issued U.S.$500,000 of its Senior Guaranteed Floating Rate Notes due March 2025 bearing interest at a floating rate linked to 90-day SOFR plus a margin of 300 basis points and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.

•On April 26, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.850,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin of 400 basis points, maturing in April 2025.

•On April 29, 2024, Petróleos Mexicanos drew Ps.3,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 260 basis points, maturing in November 2024.

•On May 24, 2024, Petróleos Mexicanos entered into an amended revolving credit facility of Ps.19,000,000, to a credit facility bearing interest at a floating rate linked to 28-days TIIE plus a margin of 350 basis points, maturing in May 2028.

•On June 3, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,150,000, bearing interest at a floating rate linked to 28-day TIIE plus a margin of 315 basis points, maturing in November 2024.

•On June 12, 2024, Petróleos Mexicanos entered into a Ps.5,000,000, credit facility bearing interest at a floating rate linked to 91-day TIIE plus a margin of 400 basis points, maturing in June 2025. As of September 30, 2024 the available amount was Ps.1,000,000.
•On June 18, 2024, Petróleos Mexicanos drew Ps.1,700,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 310 basis points, maturing in January 2025.

•On June 25, 2024, Petróleos Mexicanos drew Ps.23,400,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 270 basis points, maturing in July 2026.

•On July 2, 2024, Petróleos Mexicanos entered into a U.S.$2,501,549 credit facility bearing interest at a floating rate linked to 30-day SOFR plus a margin of 215 basis points, maturing in July 2026, of which as of September 30, 2024 is fully drawn.

•On July 10, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of U.S.$341,667, from a credit facility bearing interest at a floating rate linked to 30-day SOFR plus a margin of 425 basis points, maturing in March 2025.

•On July 17, 2024, Petróleos Mexicanos entered into a U.S.$750,000 amended revolving credit facility bearing interest at a floating rate linked to 90-day SOFR plus a margin of 454 basis points, maturing in January 2026.

•On August 16, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.5,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 365 basis points, maturing in November 2024.

•On August 21, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.3,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 365 basis points, maturing in November 2024.

•On August 26, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 365 basis points, maturing in December 2024.

•On August 26, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 365 basis points, maturing in December 2024.

•On August 30, 2024, Petróleos Mexicanos entered into a Ps.1,000,000 a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 310 basis points, maturing in February 2025.

•On September 13, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 365 basis points, maturing in January 2025.

•On September 13, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000, from a credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 365 basis points, maturing in January 2025.

•On September 19, 2024, Petróleos Mexicanos entered into a Ps.5,000,000 credit facility bearing interest at a floating rate linked to 28-day TIIE plus a margin of 400 basis points, maturing in September 2025, which as of September 30, 2024 the available amount is Ps.200,000.

All the financing activities mentioned above were guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics and their respective successors and assignees.

As of September 30, 2024, PEMEX had U.S.$5,902,000 and Ps.20,500,000 in credit lines in order to provide liquidity. As of September 30, 2024 the peso-denominated credit lines were fully drawn and U.S.$80,000 was available under U.S. dollar-denominated credit lines.
As of December 31, 2023, the outstanding amount under PMI Trading's revolving credit line was U.S.$661,213. From January 1 to September 30, 2024, PMI Trading obtained U.S.$775,394 from its revolving credit line and repaid U.S.$1,255,352. As of September 30, 2024, the outstanding amount under this revolving credit line was U.S.$181,255 and the available amount was U.S.$43,745.

As of September 30, 2024 and 2023, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	As of September 30,
	2024	2023
U.S. dollar	19.6290	17.6195
Japanese yen	0.1357	0.1180
Pounds sterling	26.3421	21.4975
Euro	21.9472	18.6114
Swiss francs	23.2049	19.2373

The following table presents the roll-forward of total debt of PEMEX for each of the nine-month periods ended September 30, 2024 and 2023, which includes short and long-term debt:

	As of September 30,
	2024 (1)		2023 (1)
Changes in total debt:
At the beginning of the year	Ps.	1,794,470,357	Ps.	2,091,463,996
Loans obtained - financing institutions	802,721,233		567,881,697
Debt payments	(904,734,885)		(626,358,506)
Accrued interest (2)(3)	117,720,180		112,220,620
Interest paid	(121,804,035)		(121,388,570)
Foreign exchange	221,704,153		(159,041,031)
At the end of the period	Ps.	1,910,077,003	Ps.	1,864,778,206

(1)These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as, Multiple Services Contracts), which do not generate cash flows.
(2)During 2024, includes Ps.372,828 in premiums and awards amortizations, Ps.(1,494,781) in fees and expenses related to the issuance of debt and Ps.1,852,912 in amortized cost.
(3)During 2023, includes Ps.(49,879) in premiums and awards amortizations, Ps.(984,320) in fees and expenses related to the issuance of debt and Ps.2,462,958 in amortized cost.